Redeemable Convertible Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Redeemable Convertible Preferred Shares
Note 13. Redeemable Convertible Preferred Shares
The following table presents information about the Company’s redeemable convertible preferred shares as
of June 30, 2023 (
in thousands, except for share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,759
Series A-1	7,033	7,033	141	246
Series A-2	25,000	25,000	500	874
Series B	25,000	25,000	833	2,453

Total	162,589	162,589	$3,624	$7,332

The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2022 (
in thousands, except for share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,635
Series A-1	7,033	7,033	141	238
Series A-2	25,000	25,000	500	845
Series B	25,000	25,000	833	2,374

Total	162,589	162,589	$3,624	$7,092

As the Company’s convertible preferred shares are only contingently redeemable in the event of a deemed liquidation event, the Company has not recorded preferred dividends of $2.0 million and $1.8 million on the Condensed Consolidated Balance Sheet as of June 30, 2023 and December 31, 2022, respectively, as the occurrence of the contingent liquidation event is not deemed probable. If the redemption event becomes probable, the carrying amount of the convertible preferred shares will be accreted to its full redemption value and recorded as an equity transaction.

Note 16. Redeemable Convertible Preferred Shares
The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2022: (
in thousands, except for share data)

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,635
Series A-1	7,033	7,033	141	238
Series A-2	25,000	25,000	500	845
Series B	25,000	25,000	833	2,374

Total	162,589	162,589	$3,624	$7,092

The following table presents information about the Company’s redeemable convertible preferred shares as of December 31, 2021: (
in thousands, except for share data)

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A	105,556	105,556	$2,150	$3,396
Series A-1	7,033	7,033	141	222
Series A-2	25,000	25,000	500	790
Series B	25,000	25,000	833	2,219

Total	162,589	162,589	$3,624	$6,627

Dividend Rights
Holders of shares of Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares are entitled to receive prior and in preference to dividends paid on any other class or series of capital stock and dividends as follows:
Holders of Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares are entitled to receive cumulative dividends equal to 8% per annum of the original issue price of $20.37 per share of Series A redeemable convertible preferred shares, $20.00 per share of
Series A-1
redeemable convertible preferred shares, $20.00 per share of
Series A-2
redeemable convertible preferred shares subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization with respect to the Series A and
Series A-1
redeemable convertible preferred shares, as applicable.
Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred share dividends are payable quarterly in cash on the final business day of each calendar quarter. The Company will not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Company unless the holders of the Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares then outstanding first receive, or simultaneously receive, a dividend on each outstanding share in an amount at least equal to all accrued but unpaid Series A,
Series A-1,
Series A-2
redeemable convertible preferred share dividends. Unpaid dividends for Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares when due will increase to 10% of their respective original issue price for a period of sixty days effective as of the date such dividend payment was due. After such a
60-day
period, if the accrued Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred share dividend remains unpaid, the rate will increase to 15% of the respective original issue price until the accrued but unpaid dividends are paid in full.

The Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred share dividend rate will increase to and remain at 15% if the Company, without the prior vote or consent of the Series A Director, Mark Rimer, issues equity securities or convertible securities that are pari passu or senior in priority or preference to the Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares with respect to the payment of dividends, amounts in liquidation, or rights of redemption. After the payment in full of accrued Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred share dividends, the holders of shares of redeemable convertible preferred shares are entitled to receive prior and in preference to any dividends paid to the holders of shares of common stock, dividends of redeemable convertible preferred shares are to be paid: (a) 70% to the holders of shares of Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shareholders ratably among them based upon such holder’s ownership percentage in the Company, and (b) 30% to the holders of Series B redeemable convertible preferred shares until the Series A,
Series A-1,
and
Series A-2
capital repayment amount has been paid in full to the holders. The 30% payment to the holders of Series B redeemable convertible preferred shares will pay, in priority order, (i) the then accrued but unpaid Series B redeemable convertible preferred share dividends and (ii) the Series B capital repayment amount (number of shares times original issue price plus then-effective dividend tax rate). Holders of the Series B redeemable convertible preferred shares are entitled to receive cumulative dividends equal to 8% per annum of the original issue price of $60.00 per share.
After the payment in full of the Dividends noted above, the Company may pay Dividends to the holders of all shares of capital stock, when and when declared by the Board of Directors. For the years ended December 31, 2022 and December 31, 2021 no dividends on
any series of redeemable convertible preferred shares or common stock has been declared by the Board of Directors.
Accumulated Dividends
As the Company’s convertible preferred shares are only contingently redeemable in the event of a deemed liquidation event, the Company has not recorded dividends of $1.8 million and $1.3 million on the Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively, as the occurrence of the contingent liquidation event is not deemed probable. If the redemption event becomes probable, the carrying amount of the convertible preferred shares will be accreted to their full redemption value.
Voting Rights
Each holder of outstanding redeemable convertible preferred shares is entitled to cast the number of votes equal to the number of whole shares of common stock, into which the redeemable convertible preferred shares held by such holder are convertible. Holders of redeemable convertible preferred shares vote together with the holders of common stock as a single class.
Conversion Rights
Each share of redeemable convertible preferred shares is convertible at any time, at the option of the holder and without the payment of additional consideration, into such number of fully paid and non-assessable
shares of common stock determined by dividing the applicable original issue price by the applicable conversion price (as defined below) in effect at the time of conversion. The conversion price is initially (i) $11.6491 per share for the Series A redeemable convertible preferred shares, (ii) $5.4515 per share for the
Series A-1
redeemable convertible preferred shares, (iii) $15.2910 per share for the
Series A-2
redeemable convertible preferred shares, and (iv) $17.2654 per share for the Series B redeemable convertible preferred shares. Such initial conversion price, and the rate at redeemable convertible preferred shares may be converted into shares of common stock, is subject to certain adjustments. In the event of liquidation, dissolution, or winding up of the Company, or a deemed liquidation event, these conversion rights will terminate at the close of business on the last full day preceding the date fixed for
the payment of any such amounts distributable on such event to the holders of redeemable convertible preferred shares.
Liquidation
The liquidation preference provisions allow for redemption upon deemed liquidation, which is not in the company’s control and could require settlement in cash or other assets of the company available for distribution. As such, the Redeemable Convertible Preferred Shares are disclosed in mezzanine equity. For each reporting period the Company will reassess the shares for remeasurements when a deemed liquidation event becomes probable.
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company or a deemed liquidation event (as defined below), the holders of shares of capital stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders in the following priority:
First, the holders of Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares then outstanding are entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution to its stockholders prior and in preference to any payment made to the holders of Series B redeemable convertible preferred shares and common stock by reason of their ownership thereof, all proceeds including all accrued but unpaid Series A,
Series A-1,
and
Series A-2
accrued dividends have been paid in full.
Second, after the payment in full of accrued Series A,
Series A-1,
Series A-2
redeemable convertible preferred share dividends, the holders of Series B redeemable convertible preferred shares then outstanding are entitled to paid out of the assets of the Company available for distribution to its stockholders prior and in preference to any payments to the holders of shares of common stock by reason of their ownership thereof, all proceeds including all accrued Series B redeemable convertible preferred share dividends have been paid in full.
Lastly, after the payment in full of all amounts pursuant to the foregoing, all remaining amounts from assets of the Company available for distribution to its stockholders will be paid to the holders of all shares of capital stock ratably among them the based upon each such holder’s percentage interest in the Company. The holders of redeemable convertible preferred shares are not required or obligated to convert redeemable convertible preferred shares into shares of common stock to receive the payments obligated to be made by the Company to them on an as-converted
basis.
The liquidation preference is calculated by adding (i) the Original Issue Price plus (ii) the product obtained by multiplying (x) the Original Issue Price of each such share of Preferred Stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Preferred Stock) by (y) the then applicable Dividend Tax Rate which the rate is 23.8% on the date hereof. Original Issue Prices are as follows: (i) $20.3683 per share for the shares of Series A Preferred Stock, (ii) $20.00 per share for the
Series A-1
Preferred Stock, (iii) $20.00 per share for the
Series A-2
Preferred Stock, and (iv) $60.00 per share for the Series B Preferred Stock.

Each of the following events shall be considered a “Deemed Liquidation Event”
,
unless the holders of a majority of each class or series of capital stock elect otherwise by written notice sent to the Corporation at least ten (10) days prior to the effective date of any such event:

(i)
the sale, transfer, assignment, conveyance or other disposition (including by merger or consolidation, but excluding any sales by the stockholders of the Company made as part of an underwritten public offering of the Company’s securities) in one transaction or a series of related transactions, of more than 50% of all outstanding shares of the Company,

(ii)
the consummation of a consolidation, merger or reorganization of the Company, unless the stockholders of the Company immediately before such consolidation, merger or reorganization own, directly or indirectly, at least a majority of the combined securities of the outstanding securities resulting from such consolidation, merger or reorganization,

(iii)
the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole or (iv) the acquisition by any individual, entity or group (within the meaning of Section 13(d)(3) or 14(d)(2) of the Securities Exchange Act of 1934, as amended) of beneficial ownership (within the meaning of
Rule 13d-3
promulgated thereunder) of 50% or more of all outstanding shares of the Company.

Election of Directors
The size of the Board of Directors of the Company is set at seven directors. The holders of record of the shares of Series A,
Series A-1,
and
Series A-2
redeemable convertible preferred shares, exclusively and voting together as a separate and single class, are entitled (but not obligated) to elect one director of the Company (the “Series A Director”). The holders of record of Series B convertible preferred shares, exclusively and voting as a separate and single class, are entitled (but not obligated) to elect one director of the Company. The holders of record of the shares of common stock, exclusively and voting as a separate class, are entitled to elect three directors of the Company. SkyWest is entitled (but not obligated) to elect one director of the Company and one independent director is appointed by the Chairman of the Board and the Series A Director.